Details of Significant Accounts - Financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Non-current liabilities	$ 3,207	$ 259,230
Financial liabilities designated as at fair value through profit or loss	3,207	259,230
Warrant liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities	8,431
Add: Valuation adjustment	$ (5,224)
Preference share liabilities
Disclosure of financial liabilities [line items]
Add: Valuation adjustment		153,761
Financial liabilities designated as at fair value through profit or loss		$ 105,469